Debt - Summary of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,867	$ 2,483
Less: current portion of debt	(400)	(499)
Debt	2,467	1,984
Term Loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	400
$3.0 billion Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	480
1.0 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	993	991
1.0 Billion Notes [member] | 7-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	548	547
1.0 Billion Notes [member] | 30-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	445	444
$1.5 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	994	1,492
$1.5 Billion Notes [member] | 5-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		499
$1.5 Billion Notes [member] | 10-Year Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 994	$ 993